Commitments and Contingencies (Details) - 1						1 Months Ended
	Apr. 13, 2020	Feb. 11, 2020 USD ($)	Jan. 01, 2019 USD ($)	Sep. 12, 2018 USD ($)	Sep. 12, 2018 USD ($)	Jan. 31, 2019 USD ($)
Commitments and Contingencies (Details) - 1 [Line Items]
Damage value		$ 2,861,401.66		$ 761,401.66	$ 761,401.66	$ 2,100,000
HOLA Defendants [Member]
Commitments and Contingencies (Details) - 1 [Line Items]
Amount claimed	7
Teton [Member]
Commitments and Contingencies (Details) - 1 [Line Items]
Damage value			$ 2,100,000